FAIR VALUE OF FINANCIAL INSTRUMENTS (10K) - Fair value of the company financial instruments that are required to be measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016	$ 3,739	$ 978
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016	$ 3,739	$ 978